Financial assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Financial Assets And Liabilities [Abstract]
Summary of Financial Instruments

The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of June 30, 2019
Cash & cash equivalents	5(a)	—	—	50,426	50,426
Trade & other receivables	5(b)	—	—	4,060	4,060
Financial assets at fair value through other comprehensive income	5(c)	2,317	—	—	2,317
Other non-current assets	5(d)	—	—	3,324	3,324
		2,317	—	57,810	60,127
As of June 30, 2018
Cash & cash equivalents	5(a)	—	—	37,763	37,763
Trade & other receivables	5(b)	—	—	50,366	50,366
Financial assets at fair value through other comprehensive income	5(c)	2,321	—	—	2,321
Other non-current assets	5(d)	—	—	3,361	3,361
		2,321	—	91,490	93,811

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of June 30, 2019
Trade and other payables	5(e)	—	—	13,060	13,060
Borrowings	5(f)	—	—	81,286	81,286
Contingent consideration	5(g)(iii)	—	47,534	—	47,534
		—	47,534	94,346	141,880
As of June 30, 2018
Trade and other payables	5(e)	—	—	18,921	18,921
Borrowings	5(f)	—	—	59,397	59,397
Contingent consideration	5(g)(iii)	—	42,070	—	42,070
		—	42,070	78,318	120,388

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Summary of Cash and Cash Equivalents
a.	Cash and cash equivalents

(in U.S. dollars, in thousands)	2019	2018
Cash at bank	50,005	37,221
Deposits at call(1)	421	542
	50,426	37,763

(1)	As of June 30, 2019 and June 30, 2018, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and are restricted for use.

Summary of Trade and Other Receivables and Prepayments
b.	Trade and other receivables and prepayments
(i)	Trade receivables

(in U.S. dollars, in thousands)	2019	2018
Trade debtors	1,739	6,630
Funds receivable from debt financing and unissued capital(1)	—	38,950
Income tax and tax incentives recoverable	1,511	3,305
Other receivables	—	615
Foreign withholding tax recoverable	471	471
Security deposit	250	250
Sundry debtors	2	81
Other recoverable taxes (Goods and services tax and value-added tax)	86	53
Interest receivables	1	11
Trade and other receivables	4,060	50,366
(1)

On July 2, 2018, the Group announced it had entered into a financing agreement with NovaQuest on June 29, 2018 to develop and commercialize its allogeneic product candidate MSC-100-IV for pediatric patients with acute Graft versus Host Disease ("aGVHD”). The contractual terms of the agreement pertaining to the receipt of funds were binding and therefore the Group recognized a receivable of $39.0 million at June 30, 2018. On July 10, 2018 the net proceeds from the financing facility of $39.0 million were received and recognized in cash and cash equivalents.

(ii)	Prepayments

(in U.S. dollars, in thousands)	2019	2018
Clinical trial research and development expenditure	6,042	12,042
Prepaid insurance and subscriptions	1,095	141
Other	899	759
Prepayments	8,036	12,942

Summary of Financial Assets at Fair Value through Other Comprehensive Income

Financial assets at fair value through other comprehensive income include the following classes of financial assets:

	As of June 30,
(in U.S. dollars, in thousands)	2019	2018
Unlisted securities:
Equity securities	2,317	2,321
	2,317	2,321

Summary of Other Non-current Assets	Other non-current assets
	As of June 30,
(in U.S. dollars, in thousands)	2019	2018
Bank Guarantee	673	710
Letter of Credit	1,178	1,178
U.S. Tax credits	1,473	1,473
	3,324	3,361

Summary of Trade and Other Payables	Trade and other payables
(in U.S. dollars, in thousands)	2019	2018
Trade payables and other payables	13,060	18,921
Trade and other payables	13,060	18,921

Summary of Borrowings

f.Borrowings

(in U.S. dollars, in thousands)	2019	2018
Current
Secured liabilities:
Borrowing arrangements	14,007	—
	14,007	—

Non-current
Secured liabilities:
Borrowing arrangements	65,601	65,000
Less: transaction costs	(6,738)	(6,328)
Amortization of carrying amount, net of payments made	8,416	725
	67,279	59,397

Summary of Net Debt Reconciliation

(iii) Net debt reconciliation

(in U.S. dollars, in thousands)	Current borrowings	Non-current borrowings	Total
Carrying value - as of June 30, 2018	3,095	28,217	31,312
Changes from financing cash flows
Proceeds from debt	10,912	32,660	43,572
Payment of transaction costs	—	(2,015)	(2,015)
Repayment of loans	—	—	—
Movement in short-term borrowings	—	—	—
Total changes in liabilities arising on financing cash flows	10,912	30,645	41,557
Other changes
Accrued transaction costs	—	—	—
Amortization of carrying amount, net of payments made	—	8,417	8,417
Carrying value - as of June 30, 2019	14,007	67,279	81,286

Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value

The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of June 30, 2019 and June 30, 2018 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of June 30, 2019
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	2,317	2,317
Total Financial Assets		—	—	2,317	2,317

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	47,534	47,534
Total Financial Liabilities		—	—	47,534	47,534

As of June 30, 2018
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	2,321	2,321
Total Financial Assets		—	—	2,321	2,321

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	42,070	42,070
Total Financial Liabilities		—	—	42,070	42,070

Summary of Changes in Fair Value of Level 3 Instruments

The following table presents the changes in level 3 instruments for the years ended June 30, 2019 and June 30, 2018:

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2017	63,595
Amount used during the year	(10,984)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	(10,541)
Closing balance - June 30, 2018	42,070

Opening balance - July 1, 2018	42,070
Amount used during the period	(800)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	6,264
Closing balance - June 30, 2019	47,534
(1)

In the year ended June 30, 2018 a gain of $10.5 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This gain is a net result of changes to the key assumptions of the contingent consideration valuation such as developmental timelines, product pricing, market population, market penetration and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(2)

In the year ended June 30, 2019 a loss of $6.3 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This loss is a net result of changes to the key assumptions of the contingent consideration valuation such as probability of success, market penetration, developmental timelines, product pricing and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

					Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data)	Fair value as of June 30,		Valuation	Unobservable	Year Ended June 30,		Relationship of unobservable inputs to
Description	2019	2018	technique	inputs(1)	2019	2018	fair value
Contingent consideration provision	47,534	42,070	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)

Year ended June 30, 2019: A change in the discount rate by 0.5% would increase/decrease the fair value by 1%.

Year ended June 30, 2018: A change in the discount rate by 0.5% would increase/decrease the fair value by 1%.

				Expected unit revenues	n/a	n/a

Year ended June 30, 2019: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 4%.

Year ended June 30, 2018: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 4%.

				Expected sales volumes	n/a	n/a

Year ended June 30, 2019: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 4%.

Year ended June 30, 2018: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 4%.

(1)	There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Disclosure of Detailed Information About Valuation Processes of Contingent Consideration at Fair Value Explanatory

	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2019	2018
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	28,005	23,674
Fair value of royalty payments from commercialization of the intellectual property acquired	19,529	18,396
	47,534	42,070